Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes Payable
Notes Payable

6. Notes Payable

        In June 2012, December 2012 and March 2013, the Company issued secured promissory notes (the "Notes") in the amount of $7.5 million and $4.0 million and $1.5 million, respectively, to the same lender. The Notes bore interest on the outstanding principal amount thereof from the Closing Date until paid in full at a rate per annum equal to the sum of (i) the greater of (A) the LIBOR Rate in effect for the applicable Interest Period and (B) 3.0%, plus (ii) the LIBOR Rate Margin adjusted on the first day of each Interest Period and fixed for the duration of each such Interest Period.

        As of December 31, 2012, the Company classified the debt with the lender as a current liability since the Company intended to pay down the balance in its entirety within twelve months. The Company repaid in full the outstanding principal, interest and related prepayment fees in May 2013. The repayment of the Notes resulted in a loss on extinguishment of debt in the amount of $1.1 million for the nine months ended September 30, 2013. In addition, the Company made payments of $0.8 million which, in accordance with the Notes, were required upon the earlier of the maturity date or the prepayment date of the Notes. These payments were recorded as interest expense for the nine months ended September 30, 2013.

15. Notes Payable

        On June 20, 2012, and December 24, 2012, the Company issued secured promissory notes (the "2012 Notes") in the amount of $7.5 million and $4.0 million, respectively, to the same Lender. The 2012 Notes bear interest on the outstanding principal amount thereof from the Closing Date until paid in full at a rate per annum equal to the sum of (i) the greater of (A) the LIBOR Rate in effect for the applicable Interest Period and (B) 3.0%, plus (ii) the LIBOR Rate Margin adjusted on the first day of each Interest Period and fixed for the duration of each such Interest Period.